Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net cash used in operating activities	¥ (60,827)	¥ (312,411)	¥ (142,822)
Cash flows from investing activities:
Return of equity investment principal from a subsidiary	1,072
Net cash provided by/(used in) investing activities	487,844	228,699	(42,653)
Cash flows from financing activities:
Repurchase of ordinary shares	(655)
Net cash provided by/(used in) financing activities	(655)		(3,540)
Net (decrease)/increase in cash, cash equivalents and restricted cash	429,419	(99,561)	(184,237)
Cash, cash equivalents and restricted cash at the beginning of the year	105,037	204,598	388,835
Cash, cash equivalents and restricted cash at the end of the year	534,456	105,037	204,598
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(20,850)	(20,974)	(34,801)
Cash flows from investing activities:
Placement of short-term investments	(58,951)	(32,312)
Maturity of short-term investments	61,388	29,875
Return of equity investment principal from a subsidiary	19,722
Net cash provided by/(used in) investing activities	22,159	(2,437)
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	10,332	(64)	39,171
Repurchase of ordinary shares	(655)
Dividends returned from shareholders			4,725
Net cash provided by/(used in) financing activities	9,677	(64)	43,896
Net (decrease)/increase in cash, cash equivalents and restricted cash	10,986	(23,475)	9,095
Cash, cash equivalents and restricted cash at the beginning of the year	10,552	34,027	24,932
Cash, cash equivalents and restricted cash at the end of the year	¥ 21,538	¥ 10,552	¥ 34,027